Statements of Cash Flows	12 Months Ended
Dec. 31, 2019 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,727,050)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	360,379
Amortization of internally developed software	577,605
Depreciation of property and equipment	57,360
Amortization of discount and debt issuance costs on convertible notes	551,993
Change in fair value of derivative liabilities	(551,000)
Change in operating assets and liabilities:
Accounts receivable	192,253
Accounts receivable-unbilled	(305,576)
Prepaid expenses and other current assets	13,170
Tax credit receivable	(157,000)
Accounts payable	40,882
Accrued expenses	94,725
Accrued interest	1,172,359
Net cash used in operating activities	(2,679,900)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(28,183)
Capitalization of internally developed software	(1,447,062)
Net cash used in investing activities	(1,475,245)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of bridge notes payable	3,075,000
Proceeds from exercise of stock options	3,674
Net cash provided by financing activities	3,078,674
Net increase in cash	(1,076,471)
Cash at beginning of period	1,130,364
Cash at end of period	53,893
Supplemental disclosure of non-cash investing and financing activities:
Debt issuance costs included in accrued expenses	$ (3,862)